Jan. 06, 2016

John Hancock Funds II
Retirement Choices at 2010 Portfolio

Supplement dated January 6, 2016 to the current Class 1 Prospectus

The disclosure regarding the custom blended benchmark under the heading "Past performance" in the Retirement Choices 2010 Portfolio Fund summary is revised and restated in its entirety as follows:

Russell 3000 Index/MSCI ACWI ex-US Index/Barclays U.S. Aggregate Bond Index This custom blended benchmark (Custom Benchmark) is based on the fund's asset allocation glide path shown above and consists of the following indices and approximate weightings: 6% Russell 3000 Index, 2% MSCI ACWI ex-US Index, and 92% Barclays U.S. Aggregate Bond Index. The information shows how the fund's performance compares with the returns of an index of funds with similar investment objectives.